As filed with the Securities and Exchange Commission on August 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 0.7%
39,064	HEICO Corp.	$2,277,431

Auto Components - 1.4%
94,353	Motorcar Parts of America, Inc. *	2,839,082
70,550	Remy International, Inc.	1,559,860
		4,398,942
Banks - 1.5%
50,237	Bank of the Ozarks, Inc.	2,298,343
58,943	Webster Financial Corp.	2,331,195
		4,629,538
Beverages - 0.3%
72,903	Craft Brew Alliance, Inc. *	806,307

Biotechnology - 3.3%
54,488	Cepheid *	3,331,941
30,004	Kythera Biopharmaceuticals, Inc. *	2,259,602
33,420	Medivation, Inc. *	3,816,564
18,223	NewLink Genetics Corp. *	806,732
		10,214,839
Building Products - 2.6%
85,534	Apogee Enterprises, Inc.	4,502,510
99,846	Patrick Industries, Inc. *	3,799,140
		8,301,650
Capital Markets - 1.0%
13,616	Affiliated Managers Group, Inc. *	2,976,458

Commercial Services & Supplies - 5.1%
42,988	G&K Services, Inc.	2,972,190
165,535	Healthcare Services Group, Inc.	5,470,932
94,615	Knoll, Inc.	2,368,214
139,497	Steelcase, Inc.	2,637,888
48,527	US Ecology, Inc.	2,364,235
		15,813,459
Communications Equipment - 1.0%
125,907	Ciena Corp. *	2,981,478

Construction & Engineering - 2.2%
39,483	Dycom Industries, Inc. *	2,323,574
96,979	EMCOR Group, Inc.	4,632,687
		6,956,261
Construction Materials - 1.4%
239,986	Headwaters, Inc. *	4,372,545

Containers & Packaging - 1.5%
71,390	AptarGroup, Inc.	4,552,540

Distributors - 1.6%
105,362	LKQ Corp. *	3,186,674
26,557	Pool Corp.	1,863,770
		5,050,444
Diversified Consumer Services - 0.8%
73,351	2U, Inc. *	2,361,169

Diversified Telecommunication Services - 1.8%
132,607	Cogent Communications Holdings, Inc.	4,487,421
42,314	Zayo Group Holdings, Inc. *	1,088,316
		5,575,737
Electrical Equipment - 1.0%
16,504	Acuity Brands, Inc.	2,970,390

Electronic Equipment, Instruments & Components - 0.7%
44,633	FARO Technologies, Inc. *	2,084,361

Food & Staples Retailing - 1.1%
34,382	Casey's General Stores, Inc.	3,291,733

Health Care Equipment & Supplies - 3.6%
74,716	Alere, Inc. *	3,941,269
192,617	Cerus Corp. *	999,682
75,099	LDR Holding Corp. *	3,248,032
39,366	Spectranetics Corp. *	905,811
125,663	Trinity Biotech Plc - ADR	2,269,474
		11,364,268
Health Care Providers & Services - 13.7%
66,407	AmSurg Corp. *	4,645,170
7,652	Athenahealth, Inc. *	876,766
140,501	Brookdale Senior Living, Inc. *	4,875,385
77,229	Centene Corp. *	6,209,211
83,571	MEDNAX, Inc. *	6,193,447
47,189	Team Health Holdings, Inc. *	3,082,857
43,469	Universal Health Services, Inc.	6,176,945
115,781	VCA, Inc. *	6,299,065
48,671	WellCare Health Plans, Inc. *	4,128,761
		42,487,607
Health Care Technology - 1.3%
138,389	Veeva Systems, Inc. *	3,879,044

Hotels, Restaurants & Leisure - 5.7%
87,536	BJ's Restaurants, Inc. *	4,241,119
98,152	Chuy's Holdings, Inc. *	2,629,492
1,082	Fogo De Chao, Inc. *	25,059
113,763	Kona Grill, Inc. *	2,208,140
183,368	La Quinta Holdings, Inc. *	4,189,959
57,091	Papa John's International, Inc.	4,316,651
		17,610,420
Insurance - 1.6%
107,441	Amerisafe, Inc.	5,056,173

Internet Software & Services - 3.1%
92,239	Cornerstone OnDemand, Inc. *	3,209,917
75,692	Dealertrack Technologies, Inc. *	4,752,701
48,796	New Relic, Inc. *	1,717,131
		9,679,749
IT Services - 0.7%
46,153	Syntel, Inc. *	2,191,344

Leisure Products - 1.4%
473,262	Black Diamond, Inc. *	4,372,941

Life Sciences Tools & Services - 1.0%
44,591	ICON Plc *	3,000,974

Machinery - 2.6%
75,453	Chart Industries, Inc. *	2,697,445
27,425	Middleby Corp. *	3,077,908
89,286	NN, Inc.	2,278,578
		8,053,931
Media - 0.9%
115,263	The E.W. Scripps Company	2,633,760

Metals & Mining - 0.8%
215,451	Real Industry, Inc. *	2,445,369

Multiline Retail - 0.1%
20,620	Tuesday Morning Corp. *	232,284

Pharmaceuticals - 3.6%
68,333	Heska Corp. *	2,028,807
224,180	Horizon Pharma Plc *	7,788,013
20,026	Pacira Pharmaceuticals, Inc. *	1,416,239
		11,233,059
Professional Services - 2.8%
101,884	The Advisory Board Co. *	5,569,999
76,815	On Assignment, Inc. *	3,017,293
		8,587,292
Road & Rail - 1.7%
29,833	Genesee & Wyoming, Inc. *	2,272,678
138,204	Swift Transportation Co. *	3,133,085
		5,405,763
Semiconductors & Semiconductor Equipment - 7.7%
43,406	Cavium, Inc. *	2,986,767
132,018	DSP Group, Inc. *	1,363,746
422,901	FormFactor, Inc. *	3,890,689
110,938	Integrated Device Technology, Inc. *	2,407,355
61,427	Monolithic Power Systems, Inc.	3,114,963
31,704	Skyworks Solutions, Inc.	3,300,386
22,999	Synaptics, Inc. *	1,994,818
306,606	Tower Semiconductor Ltd. *	4,733,997
		23,792,721

Software - 7.4%
32,748		Fair Isaac Corp.	2,972,863
44,281		Manhattan Associates, Inc. *	2,641,362
187,738		RealPage, Inc. *	3,580,164
34,484		Tableau Software, Inc. *	3,976,005
143,238		Take-Two Interactive Software, Inc. *	3,949,072
95,624		Verint Systems, Inc. *	5,808,680
			22,928,146
Specialty Retail - 4.2%
135,605		Finish Line, Inc.	3,772,531
59,618		Five Below, Inc. *	2,356,700
127,273		GameStop Corp.	5,467,648
60,386		Marinemax, Inc. *	1,419,675
			13,016,554
Textiles, Apparel & Luxury Goods - 2.1%
42,687		Deckers Outdoor Corp. *	3,072,183
40,035		Oxford Industries, Inc.	3,501,061
			6,573,244
Trading Companies & Distributors - 0.4%
65,767		H&E Equipment Services, Inc.	1,313,367

TOTAL COMMON STOCKS
(Cost $233,880,613)			295,473,292

EXCHANGE-TRADED FUNDS: 2.3%
16,029		SPDR Series Trust S&P Biotech	4,043,155
70,927		SPDR Series Trust S&P Regional Banking	3,132,136
			7,175,291
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,500,641)			7,175,291

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
8,071,463		SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	8,071,463
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,071,463)			8,071,463

TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost $247,452,717)			310,720,046
Liabilities in Excess of Other Assets - (0.3)%			(1,044,286)
TOTAL NET ASSETS - 100.0%			$309,675,760

*		Non-income producing security.
ADR		American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

		Cost of investments	$248,380,954
		Gross unrealized appreciation	66,013,205
		Gross unrealized depreciation	(3,674,113)
		Net unrealized appreciation	$62,339,092

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$295,473,292	$–	$–	$295,473,292
Exchange-Traded Funds	7,175,291	–	–	7,175,291
Short-Term Investments	8,071,463	–	–	8,071,463
Total Investments	$310,720,046	$–	$–	$310,720,046

TCM SMALL-MID CAP GROWTH

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.8%
10,711	B/E Aerospace, Inc.	$588,034
6,772	HEICO Corp.	394,807
		982,841
Auto Components - 1.4%
15,943	Motorcar Parts of America, Inc. *	479,725
11,973	Remy International, Inc.	264,723
		744,448
Banks - 1.5%
8,676	Bank of the Ozarks, Inc.	396,927
10,180	Webster Financial Corp.	402,619
		799,546
Biotechnology - 3.2%
9,393	Cepheid *	574,382
5,082	Kythera Biopharmaceuticals, Inc. *	382,726
5,787	Medivation, Inc. *	660,875
3,164	NewLink Genetics Corp. *	140,070
		1,758,053
Building Products - 2.7%
14,742	Apogee Enterprises, Inc.	776,019
17,342	Patrick Industries, Inc. *	659,863
		1,435,882
Capital Markets - 1.4%
3,494	Affiliated Managers Group, Inc. *	763,788

Commercial Services & Supplies - 6.2%
7,468	G&K Services, Inc.	516,338
27,997	Healthcare Services Group, Inc.	925,301
16,383	Knoll, Inc.	410,066
24,127	Steelcase, Inc.	456,242
8,227	US Ecology, Inc.	400,819
13,828	Waste Connections, Inc.	651,575
		3,360,341
Communications Equipment - 1.7%
21,874	Ciena Corp. *	517,976
2,395	Palo Alto Networks, Inc. *	418,407
		936,383
Construction & Engineering - 2.2%
6,855	Dycom Industries, Inc. *	403,417
16,855	EMCOR Group, Inc.	805,163
		1,208,580
Construction Materials - 1.4%
41,525	Headwaters, Inc. *	756,585

Containers & Packaging - 1.5%
12,435	AptarGroup, Inc.	792,980

Distributors - 1.6%
18,239	LKQ Corp. *	551,639
4,541	Pool Corp.	318,687
		870,326
Diversified Consumer Services - 0.8%
12,745	2U, Inc. *	410,262

Diversified Telecommunication Services - 1.8%
22,962	Cogent Communications Holdings, Inc.	777,034
7,342	Zayo Group Holdings, Inc. *	188,836
		965,870
Electrical Equipment - 1.0%
2,861	Acuity Brands, Inc.	514,923

Food & Staples Retailing - 1.0%
5,889	Casey's General Stores, Inc.	563,813

Health Care Equipment & Supplies - 2.8%
7,730	Alere, Inc. *	407,758
13,003	LDR Holding Corp. *	562,380
6,842	Spectranetics Corp. *	157,434
21,367	Trinity Biotech Plc - ADR	385,888
		1,513,460
Health Care Providers & Services - 13.9%
8,635	AmSurg Corp. *	604,018
1,327	Athenahealth, Inc. *	152,048
24,378	Brookdale Senior Living, Inc. *	845,917
12,478	Centene Corp. *	1,003,231
10,142	Envision Healthcare Holdings, Inc. *	400,406
3,616	Henry Schein, Inc. *	513,906
14,484	MEDNAX, Inc. *	1,073,409
7,958	Team Health Holdings, Inc. *	519,896
6,816	Universal Health Services, Inc.	968,554
13,817	VCA, Inc. *	751,714
8,238	WellCare Health Plans, Inc. *	698,829
		7,531,928
Health Care Technology - 1.2%
23,873	Veeva Systems, Inc. *	669,160

Hotels, Restaurants & Leisure - 4.0%
14,857	BJ's Restaurants, Inc. *	719,821
187	Fogo De Chao, Inc. *	4,331
31,789	La Quinta Holdings, Inc. *	726,379
9,572	Papa John's International, Inc.	723,739
		2,174,270
Internet Software & Services - 4.6%
16,017	Cornerstone OnDemand, Inc. *	557,392
3,208	CoStar Group, Inc. *	645,642
15,636	Dealertrack Technologies, Inc. *	981,784
8,274	New Relic, Inc. *	291,162
		2,475,980
IT Services - 0.7%
7,752	Syntel, Inc. *	368,065

Leisure Products - 1.4%
81,075	Black Diamond, Inc. *	749,133

Life Sciences Tools & Services - 1.0%
7,742	ICON Plc *	521,037

Machinery - 2.6%
13,101	Chart Industries, Inc. *	468,361
4,736	Middleby Corp. *	531,521
4,103	Westinghouse Air Brake Technologies Corp.	386,667
		1,386,549
Media - 0.8%
19,239	The E.W. Scripps Company	439,611

Multiline Retail - 0.1%
3,569	Tuesday Morning Corp. *	40,205

Pharmaceuticals - 1.7%
20,044	Horizon Pharma Plc *	696,328
3,458	Pacira Pharmaceuticals, Inc. *	244,550
		940,878
Professional Services - 2.7%
17,692	The Advisory Board Co. *	967,222
13,298	On Assignment, Inc. *	522,345
		1,489,567
Road & Rail - 1.7%
5,028	Genesee & Wyoming, Inc. *	383,033
23,381	Swift Transportation Co. *	530,047
		913,080
Semiconductors & Semiconductor Equipment - 9.3%
7,508	Cavium, Inc. *	516,626
73,507	FormFactor, Inc. *	676,264
19,250	Integrated Device Technology, Inc. *	417,725
10,158	Lam Research Corp.	826,353
9,590	Monolithic Power Systems, Inc.	486,309
4,735	Qorvo, Inc. *	380,079
5,324	Skyworks Solutions, Inc.	554,228
3,982	Synaptics, Inc. *	345,379
53,293	Tower Semiconductor Ltd. *	822,844
		5,025,807
Software - 8.7%
5,594	Fair Isaac Corp.	507,823
13,256	Fortinet, Inc. *	547,871
7,557	Manhattan Associates, Inc. *	450,775
32,067	RealPage, Inc. *	611,518
5,697	Solera Holdings, Inc.	253,858
5,971	Tableau Software, Inc. *	688,456
24,478	Take-Two Interactive Software, Inc. *	674,859
16,341	Verint Systems, Inc. *	992,634
		4,727,794
Specialty Retail - 4.2%
23,549	Finish Line, Inc.	655,133
10,327	Five Below, Inc. *	408,226
21,979	GameStop Corp.	944,218
10,456	Marinemax, Inc. *	245,821
		2,253,398

Textiles, Apparel & Luxury Goods - 2.1%
7,395		Deckers Outdoor Corp. *	532,218
6,838		Oxford Industries, Inc.	597,983
			1,130,201
Trading Companies & Distributors - 0.4%
9,843		H&E Equipment Services, Inc.	196,565

TOTAL COMMON STOCKS
(Cost $41,107,036)			51,411,309

EXCHANGE-TRADED FUNDS: 1.3%
2,699		SPDR Series Trust S&P Biotech	680,796
TOTAL EXCHANGE-TRADED FUNDS
(Cost $436,230)			680,796

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
1,449,348		SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	1,449,348
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,449,348)			1,449,348

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $42,992,614)			53,541,453
Other Assets in Excess of Liabilities - 0.9%			505,980
TOTAL NET ASSETS - 100.0%			$54,047,433

*		Non-income producing security.
ADR		American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

		Cost of investments	$43,120,069
		Gross unrealized appreciation	11,305,801
		Gross unrealized depreciation	(884,417)
		Net unrealized appreciation	$10,421,384

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM SMALL-Mid CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$51,411,309	$–	$–	$51,411,309
Exchange Traded Funds	680,796	–	–	680,796
Short-Term Investments	1,449,348	–	–	1,449,348
Total Investments	$53,541,453	$–	$–	$53,541,453

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President

Date August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President

Date August 6, 2015

By (Signature and Title)*  /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date August 7, 2015

* Print the name and title of each signing officer under his or her signature.